MARKETABLE SECURITIES (Schedule of Company's Marketable Securities) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Level 2 securities:
Marketable securities		$ 12,966	$ 4,425	$ 20,471
U.S government and agency bonds [Member]
Level 2 securities:
Marketable securities		5,280	0
Corporate bonds [Member]
Level 2 securities:
Marketable securities	[1]	$ 7,686	$ 4,425

[1]	Investments in Corporate bonds rated A or higher.